FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 1,578	$ 993
Fair value change recorded in net income	127	22
Fair value change recorded in other comprehensive income	(42)	197
Additions	414	761
Disposals	(184)	(421)
Foreign currency translation and other	(10)	26
Financial assets at end of period	$ 1,883	$ 1,578